RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term benefits
Salary or compensation	R$ 39,459	R$ 48,663	R$ 24,774
Direct and indirect benefits	1,747	2,828	2,959
Bonus	8,007	16,752	26,819
Total short term benefits	49,213	68,243	54,552
Long-term benefits
Share-based compensation	45,739	62,150	33,554
Total long term benefits	45,739	62,150	33,554
Total management compensation	R$ 94,952	R$ 130,393	R$ 88,106